Operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Amortisation and impairment losses

Amortisation and impairment losses
DKK million	2023	2022	2021
Cost of goods sold	982	846	844
Sales and distribution costs	9	34	39
Research and development costs	1,757	1,364	744
Administrative costs	41	19	11
Other operating income and expenses	459	96	1
Total amortisation and impairment losses	3,248	2,359	1,639
Total amortisation	1,834	1,599	1,066
Total impairment losses	1,414	760	573

Intangible assets and property, plant and equipment

DKK million	Goodwill	Intellectual property rights	Software and other intangibles	Total intangible assets
2023
Cost at the beginning of the year	4,615	49,731	5,281	59,627
Additions during the year	—	12,567	500	13,067
Disposals during the year	—	(1,629)	(158)	(1,787)
Effect of exchange rate adjustment	(151)	76	(39)	(114)
Cost at the end of the year	4,464	60,745	5,584	70,793
Amortisation and impairment losses at the beginning of the year	—	6,737	1,951	8,688
Amortisation for the year	—	1,621	213	1,834
Impairment losses for the year	—	1,776	20	1,796
Impairment losses reversed during the year	—	(382)	—	(382)
Amortisation and impairment losses reversed on disposals during the year	—	(1,629)	(16)	(1,645)
Effect of exchange rate adjustment	—	102	(6)	96
Amortisation and impairment losses at the end of the year	—	8,225	2,162	10,387
Carrying amount at the end of the year	4,464	52,520	3,422	60,406
2022
Cost at the beginning of the year	4,346	41,802	3,434	49,582
Additions from acquisition of businesses (note 5.3)[1]	—	5,766	492	6,258
Additions during the year	—	1,310	1,426	2,736
Disposals during the year	—	(151)	(33)	(184)
Effect of exchange rate adjustment[1]	269	1,004	(38)	1,235
Cost at the end of the year[1]	4,615	49,731	5,281	59,627
Amortisation and impairment losses at the beginning of the year	—	4,652	1,759	6,411
Amortisation for the year	—	1,404	195	1,599
Impairment losses for the year	—	760	—	760
Amortisation and impairment losses reversed on disposals during the year	—	(149)	(13)	(162)
Effect of exchange rate adjustment	—	70	10	80
Amortisation and impairment losses at the end of the year	—	6,737	1,951	8,688
Carrying amount at the end of the year[1]	4,615	42,994	3,330	50,939
1. Comparatives were restated to reflect change in provisional valuation of net identifiable assets from a business combination completed in 2022. Reference is made to note 5.3.
Description of material additions
2023 additions
Novo Nordisk acquired Ocedurenone for uncontrolled hypertension with potential application in cardiovascular and kidney disease from KBP Biosciences PTE., Ltd. Ocedurenone is an orally administered, small molecule, non-steroidal mineralocorticoid receptor antagonist (nsMRA) that is currently being examined in the phase 3 trial CLARION-CKD in patients with uncontrolled hypertension and advanced chronic kidney disease (CKD). The transaction has been accounted for as an asset acquisition, with DKK 5,650 million recognised in intellectual property rights.

Novo Nordisk acquired Inversago Pharma Inc. and obtained ownership of the development asset INV-202. INV-202, an oral CB1 inverse agonist, is designed to preferentially block the receptor protein CB1, which plays an important role in metabolism and appetite regulation. The transaction has been accounted for as an asset acquisition, with DKK 4,321 million recognised in intellectual property rights.

Novo Nordisk acquired Biocorp Production in a transaction accounted for as an asset acquisition with DKK 1,221 million recognised in intellectual property rights.

Of the total additions of intangible assets, DKK 500 million relates to internally generated software and other intangibles (DKK 544 million in 2022).

DKK million	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Property, plant and equipment
2023
Cost at the beginning of the year	43,403	37,548	8,114	22,361	111,426
Additions during the year	2,681	47	873	27,830	31,431
Disposals during the year	(690)	(952)	(624)	(562)	(2,828)
Transfer and reclassifications	4,246	4,679	731	(9,656)	—
Effect of exchange rate adjustment	(650)	(371)	(115)	(310)	(1,446)
Cost at the end of the year	48,990	40,951	8,979	39,663	138,583
Depreciation and impairment losses at the beginning of the year	16,781	22,935	5,039	—	44,755
Depreciation for the year	2,450	1,919	1,086	—	5,455
Impairment losses for the year	6	118	24	562	710
Depreciation and impairment losses reversed on disposals during the year	(664)	(942)	(597)	(562)	(2,765)
Effect of exchange rate adjustment	(248)	(196)	(89)	—	(533)
Depreciation and impairment losses at the end of the year	18,325	23,834	5,463	—	47,622
Carrying amount at the end of the year	30,665	17,117	3,516	39,663	90,961
2022
Cost at the beginning of the year	41,076	35,944	7,776	11,091	95,887
Additions from acquisition of businesses (note 5.3)	297	2	14	—	313
Additions during the year	706	143	645	13,160	14,654
Disposals during the year	(205)	(123)	(621)	(33)	(982)
Transfer and reclassifications	1,000	1,152	329	(2,481)	—
Effect of exchange rate adjustment	529	430	(29)	624	1,554
Cost at the end of the year	43,403	37,548	8,114	22,361	111,426
Depreciation and impairment losses at the beginning of the year	14,669	21,138	4,718	—	40,525
Depreciation for the year	2,245	1,793	916	—	4,954
Impairment losses for the year	3	10	3	33	49
Depreciation and impairment losses reversed on disposals during the year	(188)	(123)	(615)	(33)	(959)
Effect of exchange rate adjustment	52	117	17	—	186
Depreciation and impairment losses at the end of the year	16,781	22,935	5,039	—	44,755
Carrying amount at the end of the year	26,622	14,613	3,075	22,361	66,671

Depreciation and impairment losses

Depreciation and impairment losses
DKK million	2023	2022	2021
Cost of goods sold	3,968	3,229	2,836
Sales and distribution costs	504	424	409
Research and development costs	1,313	922	736
Administrative costs	354	408	386
Other operating income and expenses	26	20	19
Total depreciation and impairment losses	6,165	5,003	4,386
Of which related to leased assets	1,251	1,052	899

Leased property, plant and equipment

Leased property, plant and equipment
DKK million	2023	2022
Land and buildings	5,157	3,544
Other equipment	768	587
Total	5,925	4,131

Inventories

DKK million	2023	2022
Raw materials	9,500	6,392
Work in progress	17,601	13,673
Finished goods	7,224	6,038
Total inventories (gross)	34,325	26,103
Write-downs at year-end	(2,514)	(1,715)
Total inventories (net)	31,811	24,388
Indirect production costs included in work in progress and finished goods	13,101	10,640
Share of total inventories (net)	41%	44%
Movements in inventory write-downs:
Write-downs at the beginning of the year	1,715	2,256
Write-downs during the year	1,808	1,110
Utilisation of write-downs	(718)	(1,482)
Reversal of write-downs	(291)	(169)
Write-downs at the end of the year	2,514	1,715

Trade receivables

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2023
Not yet due	64,327	(1,095)	63,232
1-90 days	1,557	(160)	1,397
91-180 days	211	(100)	111
181-270 days	111	(81)	30
271-360 days	90	(90)	—
More than 360 days past due	268	(268)	—
Trade receivables	66,564	(1,794)	64,770
EMEA	10,183	(859)	9,324
China	1,865	(9)	1,856
Rest of World	6,396	(843)	5,553
North America Operations	48,120	(83)	48,037
Trade receivables	66,564	(1,794)	64,770
2022
Not yet due	50,649	(920)	49,729
1-90 days	729	(113)	616
91-180 days	194	(77)	117
181-270 days	149	(51)	98
271-360 days	57	(57)	—
More than 360 days past due	302	(302)	—
Trade receivables	52,080	(1,520)	50,560
EMEA	9,486	(859)	8,627
China	1,138	—	1,138
Rest of World	5,297	(632)	4,665
North America Operations	36,159	(29)	36,130
Trade receivables	52,080	(1,520)	50,560

Movements in allowance for doubtful trade receivables
DKK million	2023	2022
Carrying amount at the beginning of the year	1,520	1,430
Reversal of allowance on realised losses	(39)	(15)
Net movement recognised in income statement	413	212
Effect of exchange rate adjustment	(100)	(107)
Allowance at the end of the year	1,794	1,520
Novo Nordisk’s customer base is comprised of government agencies, wholesalers, retail pharmacies and other customers.
Provisions

Provisions for sales rebates
DKK million	2023	2022	2021
At the beginning of the year	69,499	50,822	34,052
Additional provisions, including increases to existing provisions	285,266	206,354	155,602
Amount paid during the year	(250,316)	(189,580)	(141,370)
Adjustments, including unused amounts reversed during the year	(2,364)	(1,141)	(284)
Effect of exchange rate adjustment	(2,207)	3,044	2,822
At the end of the year	99,878	69,499	50,822

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provisions[2]	2023 Total	2022 Total
At the beginning of the year	69,499	2,376	1,030	1,972	74,877	55,894
Additional provisions, including increases to existing provisions	285,266	1,937	1,010	588	288,801	207,715
Amount used during the year	(250,316)	(226)	(531)	(173)	(251,246)	(190,278)
Adjustments, including unused amounts reversed during the year	(2,364)	(240)	12	(431)	(3,023)	(1,668)
Effect of exchange rate adjustment	(2,207)	(61)	11	(25)	(2,282)	3,214
At the end of the year	99,878	3,786	1,532	1,931	107,127	74,877
Non-current liabilities[3]	451	3,763	613	1,822	6,649	4,590
Current liabilities	99,427	23	919	109	100,478	70,287
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid, 340B Drug Pricing Program and other types of US rebates, as well as rebates in a number of European countries and Canada. 2. Other provisions consists of various types of provisions, including obligations in relation to employee benefits such as jubilee benefits. 3. For non-current liabilities, provisions for sales rebates are expected to be settled after one year, provisions for product returns will be utilised in 2024 and 2025. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Contingent liabilities
Novo Nordisk is currently involved in pending litigations, claims and investigations arising out of the normal conduct of its business. While provisions that Management deems to be reasonable and appropriate have been made for probable losses, there are inherent uncertainties connected with these estimates.

Pending litigation against Novo Nordisk
Since January 2021, Novo Nordisk has made a number of changes to its policy in the US related to facilitating delivery of its discounted medicines to commercial pharmacies that contract with covered entities participating in the 340B Drug Pricing Program. On 30 January 2023, the US Court of Appeals for the Third Circuit issued a ruling holding that Novo Nordisk’s drug distribution policy was consistent with the 340B statute. However, rulings in similar cases involving other manufacturers are pending before the US Courts of Appeals for the Seventh and DC Circuits, and such cases may be subject to further discretionary appellate review before the US Supreme Court. Depending on the outcome of any subsequent rulings and appeals in these matters, there may be a material impact on Novo Nordisk’s financial position, net sales and cash flow.

Mosaic Health Inc. and Central Virginia Health Services, Inc. (both 340B covered entities) filed a putative class action lawsuit in Federal Court in New York against
Novo Nordisk, Eli Lilly and Company, Sanofi and AstraZeneca alleging a conspiracy among the manufacturers to artificially fix prices of diabetes medications through changes to their policies relating to the distribution of 340B drugs. The lawsuit was subsequently dismissed by the Court on 2 September 2022. Plaintiffs have filed an amended complaint. Novo Nordisk does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Novo Nordisk is currently defending several lawsuits, including putative class actions, relating to the pricing of diabetes medicines in the US. The first lawsuit was filed in 2017 and in August 2023 a multi-district litigation was created in the United States District court for the District of New Jersey. Nearly all pending matters also name Eli Lilly and Company and Sanofi as defendants, while certain matters also name Pharmacy Benefit Managers (PBMs) and related entities. Plaintiffs generally allege that the manufacturers and PBMs colluded to artificially inflate list prices paid by consumers for diabetes products, while offering reduced prices to PBMs through rebates used to secure formulary access. Novo Nordisk does not expect the lawsuits to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

In 2016, Novo Nordisk received a Civil Investigative Demand (CID) from the US Department of Justice (DOJ) relating to potential off-label marketing of NovoSeven® (including high dose and for prophylactic use) and interactions with physicians and patients. The DOJ investigation was likely prompted by a lawsuit filed in 2015 by a former Novo Nordisk employee, who alleged Novo Nordisk caused the submission of false claims to Medicare, Medicaid, Federal Employees Health Benefits Program and private insurers in California as a result of the same conduct that was the subject of the DOJ CID. In May 2023, at the Plaintiffs’ request, the case was transferred to the United States District Court for the Western District of Washington. Following transfer, in July 2023, Plaintiffs filed a motion to revive their nationwide Medicare claims and their Delaware Medicaid claims. Novo Nordisk filed a motion to dismiss these claims. Novo Nordisk does not expect the lawsuits to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Novo Nordisk, along with Eli Lilly, are defendants in numerous product liability lawsuits (including in the US) related to the use of GLP-1-based treatments. Plaintiffs have alleged that the use of these treatments, including Ozempic®, Wegovy® and Rybelsus®, have caused various gastrointestinal and other injuries. Novo Nordisk is taking actions to address the lawsuits. Novo Nordisk does not expect these lawsuits to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Pending claims against Novo Nordisk and Investigations involving Novo Nordisk
Novo Nordisk has received Civil Investigative Demands (CIDs) or subpoenas from several US authorities including Attorneys General from the states of Minnesota, New Mexico, Washington, Colorado, Vermont, Texas and the US Federal Trade Commission that call for the production of documents and information relating to, among other things, the company’s trade practices relating to its insulin and GLP-1-based products. Novo Nordisk is cooperating with the relevant government authorities in each of these investigative matters and does not expect these matters to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

In December 2021, Novo Nordisk received a CID from the DOJ relating to the company’s financial relationships with healthcare professional and prescriptions for Ozempic® and Rybelsus® during the period of 1 January 2016 to present. Novo Nordisk is cooperating with the DOJ in this investigation and does not expect this matter to have a material impact on Novo Nordisk’s financial position, operating profit or cash flow.

Other contingent liabilities
In addition to the above, Novo Nordisk is engaged in certain litigation proceedings and various ongoing audits and investigations. In the opinion of Management, neither settlement nor continuation of such proceedings, nor such pending audits and investigations, are expected to have a material effect on Novo Nordisk’s financial position, operating profit or cash flow.